Acquisitions and Disposals - Summary of Business Acquisitions and Disposals (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2017	Aug. 01, 2017
Living Proof [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Feb. 01, 2017
Acquired/disposed business	Acquired Living Proof, an innovative premium hair care business, using patented technology and breakthrough science. Living Proof forms part of our prestige Personal Care business.
AdeS Soy Beverage Business [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Mar. 28, 2017
Acquired/disposed business	Sold the AdeS so beverage business in Latin America to Coca-Cola FEMSA and The Coca-Cola Company
Kensington's [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	May 01, 2017
Acquired/disposed business	Acquired Kensington's, a condiment maker. Kensington's is a mission-driven company with a leading brand sold in the organic and naturals marketplace.
EAC Myanmar [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage				60.00%
Deal completion date	Aug. 01, 2017
Acquired/disposed business	Acquired 60% of EAC Myanmar, a home care business to form Unilever EAC Myanmar Company Limited.
Hourglass [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Aug. 01, 2017
Acquired/disposed business	Acquired Hourglass, a luxury colour cosmetics business, known for innovation and exceptional product. Hourglass forms part of our prestige Personal Care business.
Pukka herbs [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Sep. 07, 2017
Acquired/disposed business	Acquired Pukka Herbs, an organic herbal tea business, that enhances our presence in the Naturals segment of Refreshment.
Weis [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Sep. 09, 2017
Acquired/disposed business	Acquired Weis, an ice cream business. Weis is a second-generation Australian ice cream and frozen dessert manufacturer with the original iconic Fruito Bar and aims to increase our market position in Refreshment.
Carver Korea [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage			98.00%
Deal completion date	Nov. 01, 2017
Acquired/disposed business	Acquired 98% of Carver Korea, a leading skincare business in North Asia from Bain Capital Private Equity and Goldman Sachs. The brands acquired provide Unilever a presence in South Korea. Further details are provided below.
Mae terra [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Dec. 01, 2017
Acquired/disposed business	Acquired Mae Terra, a Brazilian naturals and organic food business. Mãe Terra is a fast-growing and well-loved brand in Brazil and adds to the Foods business by providing health-conscious consumers with organic and nutritious food products.
TAZO [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Dec. 11, 2017
Acquired/disposed business	Acquired TAZO, the leading brand in the speciality tea category, which enhances our presence in the Black, Green and Herbal tea segments of Refreshment.
Sundial brands [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Dec. 18, 2017
Acquired/disposed business	Acquired Sundial Brands, a leading haircare and skincare company recognised for its innovative use of high-quality and culturally authentic ingredients.
Schmidt's Naturals[Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date	Dec. 31, 2017
Acquired/disposed business	Acquired Schmidt's Naturals, a personal care company. Schmidt's Naturals is a strong, innovative brand in the fast-growing naturals category, that will complement our existing portfolio of US deodorants.
Modern [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Mar. 31, 2016
Acquired/disposed business		Sold the bread and bakery business under the brand 'Modern' in India to Nimman Foods Private Limited, part of the Everstone Group.
Indulekha and Vayodha Brand [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Apr. 07, 2016
Acquired/disposed business		Acquired Indulekha and Vayodha brands from Mosons Group.
Alberto Culver Brands and Manufacturing Plant [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		May 06, 2016
Acquired/disposed business		Sold local Alberto Culver brands Antiall, Farmaco, Veritas, the rights for VO5 in Argentina and a manufacturing plant to Santiago Saenz.
Rice Exports Business In India [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Jul. 31, 2016
Acquired/disposed business		Sold the Rice Exports business in India to LT Foods Middle East DMCC, a Group company of LT Foods Limited.
Dollar Shave Club [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Aug. 10, 2016
Acquired/disposed business		Acquired Dollar Shave Club, a subscription-based direct-to-consumer male grooming business.
Seventh Generation [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Oct. 20, 2016
Acquired/disposed business		Acquired Seventh Generation, a North American home and personal care eco-friendly naturals business.
Blueair [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Dec. 01, 2016
Acquired/disposed business		Acquired Blueair, a supplier of innovative mobile indoor air purification technologies and solutions